Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2012
Depreciation and Amortization [Abstract]
Schedule of Depreciation of Property, Plant and Equipment and Amortization of Intangible Asset

Depreciation of property, plant and equipment and amortization of intangible asset is included in the following captions:

	December 31,2012		December 31,2011	December 31,2010
	RMB	US$	RMB	RMB
Cost of goods sold	41,918	6,728	36,988	33,154
Selling expenses	59	9	53	51
Administrative expenses	6,732	1,081	6,742	3,526
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	48,709	7,818	43,783	36,731